LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of Investments [Line Items]
Held-to-maturity investments	$ 32,725
Total	667,636	$ 571,601
BabyTree
Schedule of Investments [Line Items]
Equity securities with readily determinable fair values	23,467	26,696
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values	50,832	47,068
Other investments
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values	91,145	84,681
Available-for-sale investments	153,507	108,567
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Equity method investments	100,018	102,314
Fair value option investment	7,661	7,258
Changing
Schedule of Investments [Line Items]
Available-for-sale investments	148,955	148,405
Ximalaya Inc
Schedule of Investments [Line Items]
Available-for-sale investments	$ 59,326	$ 46,612